Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 9 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events other than noted below that would have required adjustment or disclosure in the condensed consolidated financial statements.
On July 11, 2023, the Company obtained stockholder approval to allow the Company to further extend the time by which it must complete its initial business combination up to an additional two times at the election of the board of directors for an additional three months each time, for a maximum of two three-month extensions. Effective as of such date, the Company amended its amended and restated certificate of incorporation, as amended, to provide for such extensions. In connection with the stockholders’ vote, holders of
467,396
shares of Common Stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account, representing approximately $
4.9
 million (approximately $
10.58
per share).
On July 12, 2023, the board of directors of the Company elected to extend the date by which the Company must complete an initial business combination by three months, from
July 14, 2023
to
October 14, 2023
. In connection with the first and second month of the Second Extension, GRIID Infrastructure LLC deposited an aggregate of $
120,000
($
60,000
per month representing approximately $
0.03
per public share) into the Company’s Trust Account for the Company’s public stockholders on behalf of the Company. This deposit is loaned to the Company pursuant to the GRIID Note. This three-month extension is the first of two
three-month
extensions permitted under the Company’s governing documents and provides the Company with additional time to complete its initial business combination.
Loans may be made under the GRIID Note in an aggregate principal amount of up to $
1,800,000
. Currently, the outstanding principal amount under the GRIID Note is $
1,358,272
. Interest will accrue on the outstanding principal amount of the GRIID Note at a rate per annum equal to the Applicable Federal Rate set forth by the Internal Revenue Service pursuant to Section 1274(d) of the Internal Revenue Code. The GRIID Note has a maturity date of the earlier of (i) any determination by the Company’s board of directors to liquidate the Company and (ii) the effective date of the merger involving Griid Holdco LLC and the Company pursuant to the Merger Agreement. The failure to timely repay outstanding amounts under the GRIID Note within five days
of the maturity date or the occurrence of certain liquidation and bankruptcy events constitute an event of default under the GRIID Note and could result in acceleration of the Company’s repayment obligations thereunder.

NOTE 10. Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events other than noted below that would have required adjustment or disclosure in the consolidated financial statements.
The Company in January 2023 instructed Continental Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in cash until the earlier of consummation of the Company’s initial business combination or liquidation. As a result, all funds in the Trust Account are currently held in cash.
On January 12, February 8, 2023 and March 12, 2023, the board of directors of the Company elected to extend the date by which the Company must complete an initial business combination, on each occasion by one month, from January 14, 2023 to April 14, 2023 (the “Extensions”). In connection with the Extension, GRIID Infrastructure LLC deposited an aggregate of $444,136 (representing $0.06 per public share per month) into the Company’s Trust Account on behalf of the Company. This deposit was loaned to the Company pursuant to a promissory note issued by the Company to GRIID Infrastructure on January 13, 2023. The Extensions are the first, second and third of six one-month
extensions permitted under the Company’s governing documents and provides the Company with additional time to complete its initial business combination.
Loans may be made under the above note in an aggregate principal amount of up to $900,000.
Currently, the outstanding principal amount under the Note is $
444,136. Interest will accrue on the outstanding principal amount of the Note at a rate per annum equal to the Applicable Federal Rate set forth by the Internal Revenue Service pursuant to Section 1274(d) of the Internal Revenue Code. The Note has a maturity date of the earlier of (i) any determination by the Company’s board of directors to liquidate the Company and (ii) the effective date of the merger involving Griid Holdco LLC and the Company pursuant to the Merger Agreement. The failure to timely repay outstanding amounts under the Note within five days of the maturity date or the occurrence of certain liquidation and bankruptcy events constitute an event of default under the Note and could result in acceleration of the Company’s repayment obligations thereunder.
On February 7, 2023, the New York Stock Exchange (the “NYSE”) notified the Company that trading in the Company’s common stock, units and warrants had been halted, as the Company no longer satisfied the continued listing standard of the NYSE requiring the Company to maintain an average aggregate global market capitalization attributable to its publicly held shares over a consecutive 30 trading day period of at least $40,000,000. On February 13, 2023, the Company was approved for listing on the NYSE American LLC (the “NYSE American”) and its common stock, units and warrants began trading on the NYSE American on February 16, 2023.